Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for PEO, OC Kim	Compensation Actually Paid to PEO, OC Kim		Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (1)	Net Income (Loss) Attributable to Parent Company
(a)	(b)	(c)		(d)	(e)	(f)	(g)
2025	$2,821,068	$1,071,068	(2)	$202,691	$202,691	$31.86	$(243,101)
2024	$800,000	$300,000		$320,000	$320,000	$14.51	$(3,964,016)
2023	$675,000	$300,000		$144,482	$144,482	$17.67	$(2,863,021)

Summary Compensation Table Total for CEO	$ 2,821,068	$ 800,000	$ 675,000
Compensation Actually Paid to CEO	1,071,068	300,000	300,000
Average Summary Compensation Table for Non-CEO NEOs	202,691	320,000	144,482
Average Compensation Actually Paid to Non-CEO NEOs	$ 202,691	320,000	144,482
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The Summary Compensation Table (“SCT”) totals reported for the PEO and the average of the other NEOs for each year were subject to the adjustments summarized in the two tables below as required by SEC Regulation S-K Item 402(v)(2)(iii) to calculate “compensation actually paid.” Equity values are calculated in accordance with FASB ASC Topic 718. Valuation assumptions used to calculate fair values at the times indicated in the two tables below did not materially differ from those disclosed at the time of grant except for the stock price, percentage of volatility, risk free rate and the term used to calculate the valuations. The following table shows the adjustments made to the SCT totals to calculate “compensation actually paid”:

	2025		2024		2023
	PEO, OC KIM	Average Non-PEO NEOs	PEO, OC Kim	Average Non-PEO NEOs	PEO, OC Kim	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$2,821,068	$202,691	$800,000	$320,000	$675,000	$144,482
Adjustments for Compensation Accrued	($1,750,000)	$0	($500,000)	$0	($375,000)	$0
Adjustments for Equity Awards	$0	$0	$0	$0	$0	$0
Adjustment for grant date values in the Summary Compensation Table	$0	$0	$0	$0	$0	$0
Year-end fair value of unvested awards granted in the current year	$0	$0	$0	$0	$0	$0
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$0	$0	$0	$0	$0	$0
Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$0	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$0	$0	$0	$0	$0	$0
Total Adjustments for Equity Awards	$0	$0	$0	$0	$0	$0
Compensation Actually Paid (as calculated)	$1,071,068 (1)	$202,691	$300,000	$320,000	$300,000	$144,482

(1)	The $1,071,068 includes the $746,067 from an Option Repurchase transaction with Mr. Kim.

Value of Initial Fixed $100 Investment Based on Total Shareholder Return	$ 31.86	14.51	17.67
Net Loss	$ (243,101)	$ (3,964,016)	$ (2,863,021)
PEO Name	Mr. Kim	Mr. Kim	Mr. Kim
Non-PEO NEO [Member] | Adjustments for Compensation Accrued [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (0)	$ (0)
Non-PEO NEO [Member] | Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(0)	(0)
Non-PEO NEO [Member] | Adjustment For Grant Date Values In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Oc Kim [Member] | PEO [Member] | Adjustments for Compensation Accrued [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,750,000)	(500,000)	(375,000)
Oc Kim [Member] | PEO [Member] | Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Oc Kim [Member] | PEO [Member] | Adjustment For Grant Date Values In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Oc Kim [Member] | PEO [Member] | Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Oc Kim [Member] | PEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Oc Kim [Member] | PEO [Member] | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Oc Kim [Member] | PEO [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Oc Kim [Member] | PEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0